                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GeoCapital LLC
Address: 747 Third Avenue -
         24th Floor
         New York, NY 10017

Form 13F File Number: 28-4421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Irwin Lieber
Title: Chairman
Phone: 212-486-4455

Signature, Place, and Date of Signing:


/s/ Irwin Lieber                            New York, NY            11/15/06
-------------------------------------   --------------------   -----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-4421                Irwin Lieber

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             51

Form 13F Information Table Value Total:   $195,893,000
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there is no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

02    28-4421                Barry K. Fingerhut
03    28-4421                Affiliated Managers Group

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                                 GEOCAPITAL, LLC

                                    FORM 13F
                                  SUMMARY PAGE

                              AS OF DATE: 09/30/06
                          RUN DATE: 11/01/06 10:46 A.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                   0

FORM 13F INFORMATION TABLE ENTRY TOTAL:             51

FORM 13F INFORMATION TABLE VALUE TOTAL:   $195,893,000

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER   NAME

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                                 GEOCAPITAL, LLC                          PAGE 1

                         DISCRETIONARY OWNERSHIP FOR 13F
                              AS OF DATE: 09/30/06

        (ITEM 1)       (ITEM 2)   (ITEM 3)    (ITEM 4)    (ITEM 5)        (ITEM 6)        (ITEM 7)        (ITEM 8)
-----------------------------------------------------------------------------------------------------------------------
                                                                         INVESTMENT                   VOTING AUTHORITY
                                                                         DISCRETION                       (SHARES)
                                                FAIR     SHARES OR                SHARED
                       TITLE OF    CUSIP       MARKET    PRINCIPAL  SOLE  SHARED   OTHER            SOLE   SHARED  NONE
    NAME OF ISSUER       CLASS     NUMBER       VALUE      AMOUNT    (A)    (B)    (C)       MGR     (A)    (B)     (C)
-----------------------------------------------------------------------------------------------------------------------
ACXIOM CORP            COMMON    005125109    5,008,446    203,100           X                         0  203,100     0
ANSWERTHINK INC COM    COMMON    036916104      357,267    132,813           X                         0  132,813     0
BEA SYS INC            COMMON    073325102    5,012,808    329,790           X                         0  329,790     0
BJ SVCS CO             COMMON    055482103    5,392,065    178,960           X                         0  178,960     0
BORLAND SOFTWARE CORP  COMMON    099849101    2,542,029    443,635           X                         0  443,635     0
CARDICA INC COM        COMMON    14141R101      897,330    213,650           X                         0  213,650     0
COSTAR GROUP INC COM   COMMON    22160N109    1,911,670     46,265           X                         0   46,265     0
COVANSYS CORP          COMMON    22281W103    4,591,395    267,876           X                         0  267,876     0
CYPRESS SEMICONDUCTOR  COMMON    232806109    4,563,336    256,800           X                         0  256,800     0
DEVRY INC              COMMON    251893103    4,707,051    221,300           X                         0  221,300     0
DIAMOND MGMT & TECHNO  COMMON    25269L106    2,520,982    226,300           X                         0  226,300     0
DIGITAL MUSIC GROUP I  COMMON    25388X106      574,688     93,750           X                         0   93,750     0
DIGITAL RIV INC        COMMON    25388B104    5,367,600    105,000           X                         0  105,000     0
DORAL FINL CORP        COMMON    25811P100    1,418,820    215,299           X                         0  215,299     0
GARTNER GROUP INC NEW  COMMON    366651107    5,919,739    336,540           X                         0  336,540     0
HEARTLAND EXPRESS INC  COMMON    422347104    5,588,357    356,400           X                         0  356,400     0
HELIX ENERGY SOLUTION  COMMON    42330P107    4,933,848    147,720           X                         0  147,720     0
HOTELS & RESORTS INC   COMMON    44107P104    5,139,136    224,123           X                         0  224,123     0
INTERSIL CORP CL A     COMMON    46069S109    4,757,790    193,800           X                         0  193,800     0
INTERWOVEN INC         COMMON    46114T508    1,356,690    123,000           X                         0  123,000     0
KENEXA CORP COM        COMMON    488879107    4,541,819    180,088           X                         0  180,088     0
LECG CORP              COMMON    523234102    3,002,538    160,050           X                         0  160,050     0
LEGG MASON INC         COMMON    524901105    9,379,980     93,000           X                         0   93,000     0
MICRUS ENDOVASCULAR    COMMON    59518V102    2,788,991    215,034           X                         0  215,034     0
MILLER HERMAN INC      COMMON    600544100    5,593,335    163,500           X                         0  163,500     0
MUELLER WTR PRODS INC  COMMON    624758108      746,571     51,100           X                         0   51,100     0
NATIONAL INSTRUMENTS   COMMON    636518102    4,197,045    153,513           X                         0  153,513     0
NEUSTAR                COMMON    64126X201    5,238,368    188,770           X                         0  188,770     0
NUVEEN INVTS INC CL A  COMMON    67090F106    2,974,926     58,070           X                         0   58,070     0
OPSWARE INC COM        COMMON    68383A101      892,567     99,064           X                         0   99,064     0
PLACER SIERRA BANCSHA  COMMON    726079106    6,484,876    291,980           X                         0  291,980     0
PRINCETON REVIEW INC   COMMON    742352107    2,375,185    458,530           X                         0  458,530     0
QUEST SOFTWARE         COMMON    74834T103    5,073,613    355,295           X                         0  355,295     0
RIGHTNOW TECHNOLOGIES  COMMON    76657R106    3,340,540    214,000           X                         0  214,000     0
S1 CORP                COMMON    78463B101    3,577,637    776,060           X                         0  776,060     0
SCHEIN HENRY INC       COMMON    806407102    5,790,368    115,484           X                         0  115,484     0
SEACOR SMIT INC.       COMMON    811904101    6,549,758     79,391           X                         0   79,391     0
SYCAMORE NETWORKS INC  COMMON    871206108    1,241,843    328,530           X                         0  328,530     0
TALEO CORP CL A        COMMON    87424N104    2,697,607    266,562           X                         0  266,562     0

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                                                                          PAGE 2

TETRA TECHNOLOGIES IN  COMMON    88162F105    6,229,662    257,850           X                         0  257,850     0
TIBCO SOFTWARE INC CO  COMMON    88632Q103    2,348,629    261,540           X                         0  261,540     0
TUMBLEWEED COMMUNICAT  COMMON    899690101      666,028    236,180           X                         0  236,180     0
ULTIMATE SOFTWARE GRP  COMMON    90385D107    4,481,453    190,457           X                         0  190,457     0
UNITED NATURAL FOODS   COMMON    911163103    2,082,528     67,200           X                         0   67,200     0
VALERA PHARMACEUTICAL  COMMON    91914F100      144,667     22,569           X                         0   22,569     0
W HLDG CO INC          COMMON    929251106    2,816,635    476,588           X                         0  476,588     0
WEBSIDESTORY INC COM   COMMON    947685103    4,487,516    339,706           X                         0  339,706     0
WILEY JOHN & SONS INC  COMMON    968223206    6,333,979    175,895           X                         0  175,895     0
WIND RIV SYS INC       COMMON    973149107    3,646,669    340,492           X                         0  340,492     0
WR BERKLEY CORP        COMMON     84423102    9,943,458    280,968           X                         0  280,968     0
YANKEE CANDLE INC      COMMON    984757104    3,658,750    125,000           X                         0  125,000     0

   TOTAL                                    195,888,586